DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details)		12 Months Ended
	Jun. 27, 2019	Dec. 31, 2019	May 10, 2019
PEM
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes	100.00%
Acquisition percentage	0.00001%
Nucleo
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		67.50%
Personal Envios
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		67.50%
Tuves Paraguay
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		67.50%
Acquisition percentage			30.00%
Micro Sistemas
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
PEM
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Cable Imagen
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Television Dirigida
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Adesol
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
AVC Continente Audiovisual
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		60.00%
Inter Radios
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%
Telecom USA
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Percentage of direct/indirect interest in capital stock and votes		100.00%